Risk information - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2024	Dec. 31, 2023
Risk information
Net exposure	kr 420.5	kr 413.2
Central governments
Risk information
Net exposure	197.6	205.9
Regional governments
Risk information
Net exposure	18.7	12.6
Multilateral development banks
Risk information
Net exposure	7.0	5.0
Public sector entity
Risk information
Net exposure	1.0
Financial institutions
Risk information
Net exposure	34.1	33.3
Corporates
Risk information
Net exposure	162.1	156.4
Equity exposures
Risk information
Net exposure	0.0
Middle East/ Africa/Turkey
Risk information
Net exposure	0.1	0.7
Middle East/ Africa/Turkey | Central governments
Risk information
Net exposure	0.0	0.0
Middle East/ Africa/Turkey | Financial institutions
Risk information
Net exposure	0.0	0.1
Middle East/ Africa/Turkey | Corporates
Risk information
Net exposure	0.1	0.6
Asia excl. Japan
Risk information
Net exposure	1.9	1.0
Asia excl. Japan | Central governments
Risk information
Net exposure	0.1	0.2
Asia excl. Japan | Multilateral development banks
Risk information
Net exposure	0.7
Asia excl. Japan | Corporates
Risk information
Net exposure	1.1	0.8
Japan
Risk information
Net exposure	3.9	3.0
Japan | Central governments
Risk information
Net exposure		0.5
Japan | Financial institutions
Risk information
Net exposure	0.9	0.1
Japan | Corporates
Risk information
Net exposure	3.0	2.4
North America
Risk information
Net exposure	11.5	10.0
North America | Central governments
Risk information
Net exposure	0.4	0.5
North America | Multilateral development banks
Risk information
Net exposure	0.5	1.0
North America | Financial institutions
Risk information
Net exposure	2.2	1.8
North America | Corporates
Risk information
Net exposure	8.4	6.7
Latin America
Risk information
Net exposure	3.3	3.7
Latin America | Corporates
Risk information
Net exposure	3.3	3.7
Sweden
Risk information
Net exposure	333.5	308.4
Sweden | Central governments
Risk information
Net exposure	187.4	180.9
Sweden | Regional governments
Risk information
Net exposure	17.1	11.2
Sweden | Financial institutions
Risk information
Net exposure	18.8	18.3
Sweden | Corporates
Risk information
Net exposure	110.2	98.2
Sweden | Equity exposures
Risk information
Net exposure	0.0
West European countries excl. Sweden
Risk information
Net exposure	63.3	83.3
West European countries excl. Sweden | Central governments
Risk information
Net exposure	7.7	21.7
West European countries excl. Sweden | Regional governments
Risk information
Net exposure	1.5	1.3
West European countries excl. Sweden | Multilateral development banks
Risk information
Net exposure	5.8	4.0
West European countries excl. Sweden | Public sector entity
Risk information
Net exposure	1.0
West European countries excl. Sweden | Financial institutions
Risk information
Net exposure	12.2	13.0
West European countries excl. Sweden | Corporates
Risk information
Net exposure	35.1	43.3
Central-East European countries
Risk information
Net exposure	3.0	3.1
Central-East European countries | Central governments
Risk information
Net exposure	2.0	2.1
Central-East European countries | Regional governments
Risk information
Net exposure	0.1	0.1
Central-East European countries | Corporates
Risk information
Net exposure	kr 0.9	kr 0.9